Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Term loan balance	$ 71,000	$ 77,000
Convertible debt balance	7,000
Related-party convertible debt balance	11,964
Less unamortized debt issuance costs and discounts	(6,138)	(3,334)
Total borrowed	83,826	73,666
Less short-term debt obligation balance	3,771	22,666
Long-term debt obligation balance	$ 80,055	$ 51,000